Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of Income Tax Expense [Table Text Block]

	2012	2011	2010
Current tax expense	$1,042	$1,562	$1,467
Deferred tax expense (benefit)	(64)	(20)	163
Total tax expense	$978	$1,542	$1,630

Effective Income Tax Rate Reconciliation [Table Text Block]

	Years Ended December 31,
	2012	2011	2010
Income before income taxes	$4,626	$6,222	$6,545
Effective tax rate	34.0%	34.0%	34.0%
Federal tax at statutory rate	1,573	2,115	2,225
Tax-exempt interest	(431)	(439)	(473)
Net earnings on BOLI	(148)	(133)	(148)
Dividend from unconsolidated subsidiary	(12)	(8)	(11)
Stock-based compensation	2	7	19
Other permanent differences	(6)	-	18
Total tax expense	$978	$1,542	$1,630
Effective tax rate	21.1%	24.8%	24.9%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	December 31,
	2012	2011
Deferred Tax Assets
Allowance for loan losses	$1,000	$876
Deferred directors' compensation	565	588
Employee and director benefits	605	624
Qualified pension liability	321	617
Unrealized loss from securities impairment	221	221
Other	160	123
Total deferred tax assets	2,872	3,049

Deferred Tax Liabilities
Depreciation	(236)	(249)
Equity income from unconsolidated subsidiary	(398)	(329)
Loan origination costs	(223)	(177)
Prepaid expense	(90)	(90)
Unrealized gains on securities available for sale	(403)	(415)
Annuity earnings	(58)	(37)
Fair value of mortgage servicing rights	(33)	-
Goodwill	(294)	(247)
Total deferred tax liabilities	(1,735)	(1,544)

Net deferred tax asset
included in other assets	$1,137	$1,505